Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Columbia Disciplined Growth Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 40,033	$ 32,347	$ 27,571	$ 30,072	$ 22,266	$ 18,314	$ 17,384	$ 14,346	$ 12,065	$ 11,652	$ 10,000
Columbia Disciplined Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 39,727	32,132	27,401	29,909	22,166	18,250	17,338	14,330	12,066	11,680	10,000
Columbia Disciplined Growth Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 35,913	29,325	25,285	27,861	20,851	17,334	16,636	13,890	11,828	11,547	10,000
Columbia Disciplined Growth Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 39,632	32,042	27,327	29,839	22,106	18,186	17,292	14,284	12,036	11,641	10,000
Columbia Disciplined Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 36,500	29,607	25,287	27,679	20,577	16,975	16,169	13,386	11,309	10,974	9,426
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,306	35,692	30,426	34,546	25,275	19,467	17,566	14,299	12,113	11,608	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,519	$ 27,587	$ 24,424	$ 26,226	$ 19,009	$ 16,967	$ 15,710	$ 13,521	$ 11,661	$ 11,124	$ 10,000